Subsequent Events - Schedule of Total Convertible Notes and Warrants (Details) - USD ($) $ in Thousands		Apr. 10, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Principal amount			$ 17,819,220
JMCM Holdings LLC [Member]
Subsequent Event [Line Items]
Principal amount	[1]		9,691,730
SherpaVentures Fund II LP [Member]
Subsequent Event [Line Items]
Principal amount			5,127,490
Chris C. Kemp [Member]
Subsequent Event [Line Items]
Principal amount			2,000
Adam London [Member]
Subsequent Event [Line Items]
Principal amount			$ 1,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount		$ 31,750,001
Accrued but Uncapitalized Interest		$ 650,999
Warrants to Purchase Common Stock		14,823,917
Subsequent Event [Member] | JMCM Holdings LLC [Member]
Subsequent Event [Line Items]
Principal amount	[2]	$ 9,917,870
Accrued but Uncapitalized Interest	[2]	$ 231,417
Warrants to Purchase Common Stock	[2]	5,684,354
Subsequent Event [Member] | SherpaVentures Fund II LP [Member]
Subsequent Event [Line Items]
Principal amount		$ 5,247,131
Accrued but Uncapitalized Interest		$ 122,433
Warrants to Purchase Common Stock		2,212,768
Subsequent Event [Member] | MH Orbit LLC [Member]
Subsequent Event [Line Items]
Principal amount	[3]	$ 4,016,000
Accrued but Uncapitalized Interest	[3]	$ 93,707
Warrants to Purchase Common Stock	[3]	1,732,673
Subsequent Event [Member] | RBH Ventures Astra SPV LLC [Member]
Subsequent Event [Line Items]
Principal amount		$ 2,999,000
Accrued but Uncapitalized Interest		$ 55,442
Warrants to Purchase Common Stock		1,295,607
Subsequent Event [Member] | Astera Institute [Member]
Subsequent Event [Line Items]
Principal amount		$ 5,000,000
Accrued but Uncapitalized Interest		$ 58,333
Warrants to Purchase Common Stock		2,165,842
Subsequent Event [Member] | ERAS Capital LLC [Member]
Subsequent Event [Line Items]
Principal amount		$ 1,000,000
Accrued but Uncapitalized Interest		$ 11,333
Warrants to Purchase Common Stock		433,168
Subsequent Event [Member] | Ulrich Gall [Member]
Subsequent Event [Line Items]
Principal amount		$ 200,000
Accrued but Uncapitalized Interest		$ 2,200
Warrants to Purchase Common Stock		0
Subsequent Event [Member] | Chris C. Kemp [Member]
Subsequent Event [Line Items]
Principal amount		$ 2,196,667
Accrued but Uncapitalized Interest		$ 50,006
Warrants to Purchase Common Stock		866,337
Subsequent Event [Member] | Adam London [Member]
Subsequent Event [Line Items]
Principal amount		$ 1,173,333
Accrued but Uncapitalized Interest		$ 26,128
Warrants to Purchase Common Stock		433,168

[1]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Includes the Original Warrants of which JMCM Holdings LLC is the only holder.
[3]	Investor is an affiliate of JMCM Holdings LLC